Financial Instrument - Risk Management and Fair Value - Summary of Gearing Ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of risk management strategy related to hedge accounting [abstract]
Total debt (note 18)	$ 1,174,581	$ 1,184,132
Less: non-restricted cash and cash equivalents and short-term investments	(943,900)	(814,689)
Net debt	230,681	369,443
Total equity	1,905,612	1,636,753	$ 1,390,520	$ 1,893,866
Total capitalization	$ 2,136,293	$ 2,006,196
Gearing ratio	10.80%	18.40%